Leases	12 Months Ended
Mar. 31, 2013
Leases

11.    Leases

KONAMI is obligated under various capital leases and noncancelable operating leases.

For the year ended March 31, 2011 and 2012, certain tools, furniture and fixtures were sold for ¥1,975 million and ¥788 million, respectively, and then leased back. These leases were accounted for as a capital lease since the rights of ownership are to be transferred to the lessee at the end of respective lease terms of 3 to 10 years.

For the year ended March 31, 2012, certain properties including buildings were sold at ¥759 million and leased back. Those sale-leaseback contractual terms are 10 years, and the rights of ownership are to be transferred to the lessee at the end of lease term of 10 years. Based upon KONAMI’s continuing involvement under the applicable accounting standards, those sale-leaseback transactions were accounted for under the financing method and the proceeds from the transactions were recognized as financing obligations.

At March 31, 2012 and 2013, the amounts of assets and related accumulated amortization included in property and equipment on the consolidated balance sheet reported under capital leases and financing obligations were as follows:

	Millions of Yen
	2012	2013
Building and structures	¥21,476	¥21,479
Tools, furniture and fixtures	4,584	4,082
Accumulated amortization	(14,224)	(18,130)

Net leased property	¥11,836	¥7,431

Amortization of capitalized leases is included in depreciation expense.

Future minimum lease payments under capital leases and financing obligations and noncancelable operating leases as of March 31, 2013 are as follows:

	Millions of Yen
	Capital Leases and Financing Obligations	Operating Leases
Year ending March 31,
2014	¥3,176	¥9,857
2015	3,073	9,684
2016	2,892	9,601
2017	2,675	9,423
2018	2,468	8,446
2019 and thereafter	17,493	38,240

Total minimum lease payments	¥31,777	¥85,251

Less: amount representing interest	(7,023)

Present value of net minimum lease payments	24,754
Less: current portion	(2,166)

Non-current portion	¥22,588

KONAMI occupies certain offices and lease equipment under cancelable lease arrangements. Rental expenses for all operating leases for the years ended March 31, 2011, 2012 and 2013 totaled ¥18,438 million, ¥18,255 million and ¥18,172 million, respectively, and were included in costs of products sold, costs of services rendered and others and selling, general and administrative expenses in the accompanying consolidated statements of income.